Shareholders' Equity (Details Narrative) - ISRAEL ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Jun. 30, 2018 ILS (₪) ₪ / shares	Jun. 30, 2018 ILS (₪) ₪ / shares $ / shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Dividends distribution per share | $ / shares		$ 2.41
Special reserve	₪ 2,751
Description of legal reserve	<u>Legal reserve</u>   According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of legal reserve until they reach legal capped amount (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses.
Dividends Paid	₪ 1,400	$ 1,400
ARGENTINA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Common shares, par value | ₪ / shares	₪ 1	$ 1
Reserve	₪ 395	$ 395